Condensed Financial Information of the Parent Company - Condensed Statements of Cash Flows (Detail)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net income	¥ 3,373,420,061	$ 516,999,242	¥ 404,858,740	¥ 306,924,335
Fair value change of equity investment	3,315,475,734	508,118,886	41,581,818
Changes in operating assets and liabilities:
Net cash provided by (used in) operating activities	(621,612,202)	(95,266,239)	422,895,235	184,786,337
Net cash (used in) provided by investing activities	(493,563,047)	(75,641,847)	(1,198,405,622)	(1,638,647,370)
Net cash provided by (used in) financing activities	(380,822,429)	(58,363,590)	730,547,890	4,091,130,023
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(36,093,321)	(5,531,543)	11,516,258	110,476,450
Net increase (decrease) in cash and cash equivalents and restricted cash	(1,532,090,999)	(234,803,219)	(33,446,239)	2,747,745,440
Cash and cash equivalents and restricted cash at beginning of the year	3,846,982,723	589,575,896	3,880,428,962	1,132,683,522
Cash and cash equivalents and restricted cash at end of the year	2,314,891,724	354,772,677	3,846,982,723	3,880,428,962
Parent Company [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net income	3,369,517,847	516,401,202	390,913,892	302,692,065
Fair value change of equity investment	(3,315,475,734)	(508,118,886)
Changes in operating assets and liabilities:
Net cash provided by (used in) operating activities	(13,000,544)	(1,992,422)	(2,989,082)	3,682,656
Net cash (used in) provided by investing activities	456,658,680	69,986,005	(604,084,150)	(2,818,225,871)
Net cash provided by (used in) financing activities	(310,709,163)	(47,618,262)	(274,666,096)	3,576,481,519
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(19,238,574)	(2,948,440)	12,397,093	108,586,347
Net increase (decrease) in cash and cash equivalents and restricted cash	113,710,399	17,426,881	(869,342,235)	870,524,651
Cash and cash equivalents and restricted cash at beginning of the year	1,182,416	181,213	870,524,651
Cash and cash equivalents and restricted cash at end of the year	114,892,815	17,608,094	1,182,416	870,524,651
Parent Company [Member] | Variable Interest Entities [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net income	¥ (59,992,497)	$ (9,194,251)	¥ (396,273,356)	¥ (296,639,027)